Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and due from banks		$ 22,681	$ 29,351
Federal funds sold and interest-bearing deposits		65,476	100,470
Cash and cash equivalents		88,157	129,821
Securities:
Securities available for sale		52,865	60,073
Securities held to maturity (fair value of $18,607 and $20,281 in 2015 and 2014, respectively)		18,471	20,009
Total securities		71,336	80,082
Loans:
SBA loans held for sale		13,114	5,179
SBA loans held for investment		39,393	40,401
SBA 504 loans		29,353	34,322
Commercial loans		465,518	401,949
Residential mortgage loans		264,523	220,878
Consumer loans		77,057	59,096
Total loans		888,958	761,825
Allowance for loan losses		(12,759)	(12,551)
Net loans		876,199	749,274
Premises and equipment, net		15,171	15,231
Bank owned life insurance		13,381	13,001
Deferred tax assets		5,968	5,860
Federal Home Loan Bank stock		4,600	6,032
Accrued interest receivable		3,884	3,518
Other real estate owned		1,591	1,162
Goodwill and other intangibles		1,516	1,516
Other assets		3,063	3,291
Total assets		1,084,866	1,008,788
Liabilities:
Deposits: Noninterest-bearing demand		185,267	152,785
Deposits: Interest-bearing demand		130,605	128,875
Deposits: Savings		301,447	300,348
Time deposits, under $100,000		134,468	113,119
Time deposits, $100,000 and over, under $250,000		104,106	81,532
Time deposits, $250,000 and over		38,600	17,682
Total deposits		894,493	794,341
Borrowed funds		92,000	125,000
Subordinated debentures		15,465	15,465
Accrued interest payable		461	474
Accrued expenses and other liabilities		3,977	3,385
Total liabilities		1,006,396	938,665
Shareholders' equity:
Common stock, no par value, 12,500 shares authorized, 8,436 shares issued and outstanding in 2015; 8,388 shares issued and outstanding in 2014		59,371	58,785
Retained earnings		19,566	11,195
Accumulated other comprehensive (loss) income	[1]	(467)	143
Total shareholders' equity		78,470	70,123
Total liabilities and shareholders' equity		$ 1,084,866	$ 1,008,788

[1]	All amounts are net of tax.